787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 24, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Focus Growth Fund, Inc.

(File No. 333-89775 and File No. 811-09651)

Ladies and Gentlemen:

On behalf of BlackRock Focus Growth Fund, Inc. (the “Fund”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated December 28, 2018, for the Fund filed under Rule 497(c) with the Securities and Exchange Commission on January 2, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP